UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     February 12, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01717                      None

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     81

Form13F Information Table Value Total:     $726,913 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO-CL A    Common           002896207      501     7200 SH  0    Sole    0                7200        0        0
ACCENTURE LTD-CL A             Common           G1150G111     1935    44050 SH  0    Sole    0               40050        0     4000
AETNA INC                      Common           00817Y108     1926    46663 SH  0    Sole    0               46163        0      500
AFFILIATED MANAGERS GROUP      Common           008252108      515     4900 SH  0    Sole    0                   0        0     4900
AIRGAS INC                     Common           009363102     1013    25000 SH  0    Sole    0               25000        0        0
ALTERA CORPORATION             Common           021441100      443    25765 SH  0    Sole    0               25765        0        0
AMERICAN INTERNATIONAL GROUP   Common           026874107    17756   264622 SH  0    Sole    0              222022        0    42600
AMERICAN SAFETY INS HOLDINGS   Common           G02995101      347    13180 SH  0    Sole    0               13180        0        0
ANHEUSER-BUSCH COS INC.        Common           035229103     4298    55955 SH  0    Sole    0               55645        0      310
ANIKA THERAPEUTICS INC         Common           035255108      203    18480 SH  0    Sole    0               18480        0        0
APACHE CORP                    Common           037411105     1984    32345 SH  0    Sole    0               25915        0     6430
ARBITRON INC                   Common           03875Q108      194    20515 SH  0    Sole    0               20340        0      175
AVIS BUDGET GROUP INC          Common           053774105     8658   155445 SH  0    Sole    0               92745        0    62700
BANKUNITED FINANCIAL CORP-A    Common           06652B103     3256    92310 SH  0    Sole    0               40810        0    51500
BIOMET INC                     Common           090613100    15682   540396 SH  0    Sole    0              505181        0    35215
BIOSITE INC                    Common           090945106     9699   228475 SH  0    Sole    0              226700        0     1775
BJ SERVICES                    Common           055482103      774    26400 SH  0    Sole    0                   0        0    26400
BOSTON PRIVATE FINL HOLDING    Common           101119105      641    20735 SH  0    Sole    0               20735        0        0
BOSTON SCIENTIFIC CORP         Common           101137107    23085  1118459 SH  0    Sole    0              914699        0   203760
CAPITAL ONE FINANCIAL CORP     Common           14040H105    16567   246976 SH  0    Sole    0              202976        0    44000
CASTLEPOINT HOLDINGS LT-144A   Common           148553100    41796   527000 SH  0    Sole    0              506800        0    20200
CENTENNIAL BANK HOLDINGS INC   Common           151345303     2172    44300 SH  0    Sole    0               44300        0        0
CHEVRON CORP                   Common           166764100    10711   227701 SH  0    Sole    0              208476        0    19225
CITIGROUP INC                  Common           172967101     5195   393532 SH  0    Sole    0              335307        0    58225
COMMERCE BANCORP INC/NJ        Common           200519106    18789   426151 SH  0    Sole    0              394601        0    31550
COMPUCREDIT CORP               Common           20478N100     1393    35000 SH  0    Sole    0                   0        0    35000
CONOCOPHILLIPS                 Common           20825C104      325    20208 SH  0    Sole    0                3408        0    16800
CONSTELLATION BRANDS INC-A     Common           21036P108     4381    57170 SH  0    Sole    0               56845        0      325
COUNTRYWIDE FINANCIAL CORP     Common           222372104     8279   551957 SH  0    Sole    0              474457        0    77500
CYBERONICS                     Common           23251P102      265    10385 SH  0    Sole    0               10385        0        0
DATAPATH INC-144A              Common           23808R106     4226   165600 SH  0    Sole    0              158700        0     6900
DEVON ENERGY CORPORATION       Common           25179M103     6200   113450 SH  0    Sole    0              113150        0      300
EDWARDS LIFESCIENCES CORP      Common           28176E108    14058   277820 SH  0    Sole    0              272970        0     4850
EMC CORP/MASS                  Common           268648102     9643   159500 SH  0    Sole    0              155500        0     4000
ENERGY COAL RESOURCES-144A     Common           292659109     4629   124400 SH  0    Sole    0              122200        0     2200
EXPRESS SCRIPTS                Common           302182100    21319   297755 SH  0    Sole    0              251700        0    46055
FBR CAPITAL MARKETS COR-144A   Common           30247C103     8885   207500 SH  0    Sole    0              199000        0     8500
FIDELITY NATIONAL FINL-A       Common           31620R105     3334   126785 SH  0    Sole    0              121063        0     5722
FIDELITY NATL INFORMATION SVCS Common           31620M106     2606    65009 SH  0    Sole    0               62075        0     2934
FIRST DATA CORP                Common           319963104     2244    97375 SH  0    Sole    0               96810        0      565
FIRST MARBLEHEAD CORP/THE      Common           320771108    20317   493257 SH  0    Sole    0              435557        0    57700
FIRST MERCURY FINANCIAL CORP   Common           320841109      675    15000 SH  0    Sole    0               15000        0        0
FOREST LABORATORIES INC        Common           345838106    22044   466240 SH  0    Sole    0              437390        0    28850
GENERAL ELECTRIC CO            Common           369604103    18903   470704 SH  0    Sole    0              460929        0     9775
GETTY IMAGES INC               Common           374276103    10895   396455 SH  0    Sole    0              328580        0    67875
H&R BLOCK INC                  Common           093671105      347    31262 SH  0    Sole    0               30587        0      675
HOLOGIC INC                    Common           436440101    25127   444025 SH  0    Sole    0              385275        0    58750
HOME DEPOT INC                 Common           437076102     7877   399639 SH  0    Sole    0              322939        0    76700
IMS HEALTH INC                 Common           449934108      509    10510 SH  0    Sole    0               10510        0        0
INDYMAC BANCORP INC            Common           456607100    35381   535910 SH  0    Sole    0              458510        0    77400
INPHONIC INC                   Common           45772G105     4830    59055 SH  0    Sole    0               59055        0        0
INTL FLAVORS & FRAGRANCES      Common           459506101      463    15131 SH  0    Sole    0               15131        0        0
IOWA TELECOMMUNICATIONS SERV   Common           462594201      471    11165 SH  0    Sole    0               11165        0        0
JM SMUCKER CO/THE-NEW COMMON   Common           832696405      338    11336 SH  0    Sole    0               11336        0        0
LEGG MASON                     Common           524901105      903     9500 SH  0    Sole    0                   0        0     9500
MAXIM INTEGRATED PRODUCTS      Common           57772K101      196    12170 SH  0    Sole    0               12170        0        0
MEDTRONIC INC                  Common           585055106      824    15400 SH  0    Sole    0                   0        0    15400
MICROSOFT CORP                 Common           594918104    15656   703337 SH  0    Sole    0              606987        0    96350
NEWS CORP-CL A                 Common           65248E104    43041   881452 SH  0    Sole    0              810884        0    70568
PAR PHARMACEUTICAL COS INC     Common           69888P106    32382  1250255 SH  0    Sole    0             1060460        0   189795
PETROHAWK ENERGY CORP          Common           716495106     3132   217665 SH  0    Sole    0              212265        0     5400
PITNEY BOWES INC               Common           724479100     2077    32320 SH  0    Sole    0               32010        0      310
PLAYTEX PRODUCTS INC           Common           72813P100      520    34355 SH  0    Sole    0               34355        0        0
POGO PRODUCING CO              Common           730448107     1392   163570 SH  0    Sole    0              137570        0    26000
RESTORATION HARDWARE INC       Common           760981100     4562   244355 SH  0    Sole    0              241930        0     2425
ROSETTA RESOURCES INC          Common           777779307     6378   200000 SH  0    Sole    0              191800        0     8200
ROSETTA RESOURCES INC          Common           777779109    32983   522210 SH  0    Sole    0              416760        0   105450
SABRE HOLDINGS CORP-CL A       Common           785905100     4046    67925 SH  0    Sole    0               65725        0     2200
SCHLUMBERGER LTD               Common           806857108      773    21147 SH  0    Sole    0               20922        0      225
SEI INVESTMENTS COMPANY        Common           784117103     5930    75150 SH  0    Sole    0               70950        0     4200
ST JUDE MEDICAL INC            Common           790849103    45658   540655 SH  0    Sole    0              457580        0    83075
SYNERON MEDICAL LTD            Common           M87245102    26807   869495 SH  0    Sole    0              737845        0   131650
TELEFLEX INC                   Common           879369106     2026    31375 SH  0    Sole    0               30475        0      900
TOWER GROUP INC                Common           891777104    17155   552155 SH  0    Sole    0              528555        0    23600
USG CORP                       Common           903293405    18658   340480 SH  0    Sole    0              284255        0    56225
WATERS CORP                    Common           941848103    13346   293375 SH  0    Sole    0              264925        0    28450
WESTERN UNION CO               Common           959802109     1111    31245 SH  0    Sole    0               30780        0      465
WHITTIER ENERGY CORP           Common           966785305      661    29500 SH  0    Sole    0               29500        0        0
WHOLE FOODS MARKET INC         Common           966837106      491    52960 SH  0    Sole    0               52565        0      395
WILLIAMS-SONOMA INC            Common           969904101      734    15650 SH  0    Sole    0               15650        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    17367  1221295 SH  0    Sole    0             1060185        0   161110